Intangible Assets	6 Months Ended
Jun. 30, 2020
Disclosure of detailed information about intangible assets [abstract]
Intangible Assets
16. INTANGIBLE ASSETS
Goodwill

	Cost	Accumulated impairment	Net book value
	£m	£m	£m
At 31 December 2019, 1 January 2020 and 30 June 2020	1,269	(66)	1,203

Impairment of goodwill
In H120 and H119, no impairment of goodwill was recognised. Goodwill is tested for impairment annually, or more frequently when events or changes in circumstances dictate. Having considered the unprecedented uncertainty created by Covid-19 and its potential impact on the carrying value of goodwill, management performed an interim impairment test at 30 June 2020 for all cash-generating units (CGUs).
The assumptions included in the expected future cash flows for each CGU have been updated to take into consideration the impact of Covid-19 on the UK economic environment and financial outlook within which the CGU operates. The base case economic scenario used to support the cash flow projections includes key assumptions such as projected house price and GDP growth rates, the level and change in unemployment rates in the UK and the forecast Bank of England base rates. For more on Santander UK’s base case economic scenario, including information on our forecasting approach and the assumptions in place at 30 June 2020, see the Credit risk – Santander UK group level section of the Risk review.
The rate used to discount the cash flows is based on a pre-tax rate that reflects the weighted average cost of capital allocated by Santander UK to investments in the business division in which the CGU operates. The growth rate used reflects management’s five-year forecasts, with a terminal growth rate for each year applied thereafter, in line with the estimated long-term average UK GDP growth rate. In H120, the discount rate increased by 2.1 percentage points to 11.9% (2019: 9.8%), reflecting the impact of Covid-19 on the weighted average cost of capital.
The discounted future cashflows for each CGU remain higher than the carrying value of the goodwill, and management determined that a reasonably possible change in any of the key assumptions described above would not cause an impairment of goodwill to be recognised.